Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenues [Abstract]
Revenues
Note 2 —Revenues
The Company recognizes revenue at a point in time upon satisfaction of the performance obligations under its Launch Services and Space Products agreements. The following table presents revenue disaggregated by type for the periods presented:

	Three Months Ended March 31,
in thousands	2024	2023
Launch services	$—	$—
Space products	285	—

Total revenues	$285	$—

Contracts with governmental entities involving research and development milestone activities do not represent contracts with customers under ASC 606 and as such, amounts received are recorded in other income in the unaudited condensed consolidated statements of operations. The Company recorded no other income during the three months ended March 31, 2024 and 2023.
Contract balan
c
es
Contract assets and liabilities reflect timing differences between the receipt of consideration and the fulfillment of performance obligations under a contract with a customer. Contract assets reflect performance obligations satisfied and revenues recognized in advance of a customer billing. Contract liabilities reflect consideration received in advance of the satisfaction of a performance obligation under a contract with a customer. Contract assets become trade receivables once the Company’s rights to consideration become unconditional. Such rights are considered unconditional if only the passage of time is required before payment of that consideration is due. Contract costs are those costs which are directly related to fulfillment of specified customer contracts. The Company had deferred contract costs of $3.7 million and $2.2 million as of March 31, 2024 and December 31, 2023, respectively. The Company had contract liabilities of $49.6 million and $40.4 million as of March 31, 2024 and December 31, 2023, respectively. During the three months ended March 31, 2024, the Company did not recognize any revenue that was included in the contract liabilities balance at the beginning of the period. For the three months ended March 31, 2023, the Company recorded no revenue that was included in the contract liabilities balance at the beginning of the period.

Remaining performance obligations
Revenue allocated to remaining performance obligations represents the transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied. It includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods and does not include contracts where the customer is not committed. Customers are not considered committed when they are able to terminate their contractual obligations to the Company without payment of a substantial penalty under the contract. The Company had unsatisfied performance obligations based on contractual terms of $70.0 million as of March 31, 2024, all of which is expected to be achieved between October 2024 and 2028.

Note 2 — Revenues
The work performed by the Company in fulfilling Launch Services and Space Products performance obligations is not expected to create an asset to the customer since the launch vehicle that is built to deliver the customer’s payload into orbit will not be owned by the customer nor will the propulsion systems that are built to thrust the customers’ satellite into orbit be controlled by the customer until they are delivered to the customer. The Company recognizes revenue at a point in time upon satisfaction of the performance obligations under its Launch Services and Space Products agreements. The following table presents revenue disaggregated by type for the periods presented:

	Year Ended December 31,
in thousands	2023	2022
Launch services	$—	$5,899
Space products	3,874	3,471

Total revenues	$3,874	$9,370

Contracts with governmental entities involving research and development milestone activities do not represent contracts with customers under ASC 606, and as such, amounts received are recorded in other income in the consolidated statements of operations. The Company recorded $1.6 million and $5.8 million in other income for the years ended December 31, 2023 and 2022.
Contract balances
Contract assets and liabilities reflect timing differences between the receipt of consideration and the fulfillment of performance obligations under a contract with a customer. Contract assets reflect performance obligations satisfied and revenues recognized in advance of a customer billing. Contract liabilities reflect consideration received in advance of the satisfaction of a performance obligation under a contract with a customer. Contract assets become trade receivables once the Company’s rights to consideration become unconditional. Such rights are considered unconditional if only the passage of time is required before payment of that consideration is due. Contract costs are those costs which are directly related to fulfillment of specified customer contracts. The Company had deferred contract costs of $2.2 million and $2.4 million as of December 31, 2023 and 2022, respectively. The Company had contract liabilities of $40.4 million and $24.1 million as of December 31, 2023 and 2022, respectively. During the years ended December 31, 2023 and 2022, the Company recognized $3.9 million and $5.2 million, respectively, of revenue that was included in the contract liabilities balance at the beginning of each period.
Remaining performance obligations
Revenue allocated to remaining performance obligations represents the transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied. It includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods and does not include contracts where the customer is not committed. Customers are not considered committed when they are able to terminate their contractual obligations to the Company without payment of a substantial penalty under the contract. The Company had unsatisfied performance obligations based on contractual terms of $86.0 million as of December 31, 2023, $31.0 of which is expected to be achieved by December
2024
, and $55.0 million of which is expected to be achieved between January
2025
through October
20
2
8
.